Property and Equipment, net - Narrative (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation	$ 165,506	$ 21,105	$ 129,135